Investment in associated companies - Recorded Equity in Statutory Accounts (Details) - USD ($) $ in Millions		Dec. 31, 2015	Mar. 10, 2015	Dec. 31, 2014	Jan. 02, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		$ 322		$ 261		$ 277
Non-Controlling interest		1,133		1,116
Archer
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		79		218		$ 253
Non-Controlling interest		$ 0		$ 0
Ownership interest, percentage		39.90%		39.90%		39.90%
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		$ 24		$ 24		$ 13
Non-Controlling interest		$ 0		$ 0
Ownership interest, percentage		50.00%		50.00%		50.00%
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		$ 19		$ 6		$ 0
Non-Controlling interest		$ 0		$ 0
Ownership interest, percentage		50.00%		50.00%		50.00%
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage		30.00%		30.00%		30.00%
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage		30.00%		30.00%		30.00%
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage		30.00%		30.00%		30.00%
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts	[1]					$ 0
Non-Controlling interest		$ 1,133		$ 1,116
Equity method investment, summarized financial information, equity before noncontrolling interest		964
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		200		0		$ 0
Non-Controlling interest		$ 0		$ 0
Ownership interest, percentage		50.00%	50.00%	0.00%		0.00%
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage		18.00%			100.00%

[1]	The Adjusted sales price above includes debt assumed and working capital adjustments.